Summary of Significant Accounting Policies - ASC 842 Impact on Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other non-current assets	$ 6,460	$ 3,982	$ 1,029		$ 17
Accrued liabilities	7,658	721	7,586	$ 3,113	3,109
Other liabilities	$ 4,285	4,469	1,069		$ 0
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other non-current assets			0
Accrued liabilities			139
Other liabilities			$ 1,069
Restatement Adjustment | Adjustments Due to ASC 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other non-current assets		3,982
Accrued liabilities		582
Other liabilities		$ 3,400